SHARE-BASED PAYMENTS - Schedule of fair value of units granted (Details)	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
RSU’s
Number of units
Outstanding, beginning balance (in shares) | shares	1,271,589	1,018,974
Granted during the year (in shares) | shares	971,389	665,717
Vested during the year (in shares) | shares	(523,572)	(374,568)
Forfeited during the year (in shares) | shares	(20,211)	(34,706)
Outstanding, ending balance (in shares) | shares	1,699,195	1,275,417
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 21.27	$ 13.63
Granted during the year (in USD per share) | $ / shares	34.22	26.95
Vested during the year (in USD per share) | $ / shares	19.40	13.39
Forfeited during the year (in USD per share) | $ / shares	20.70	15.53
Outstanding, ending balance (in USD per share) | $ / shares	$ 29.25	$ 20.47
PSU’s
Number of units
Outstanding, beginning balance (in shares) | shares	2,870,085	1,888,821
Granted during the year (in shares) | shares	1,304,404	1,163,249
Vested during the year (in shares) | shares	(89,564)	(7,465)
Forfeited during the year (in shares) | shares	(45,089)	(77,489)
Outstanding, ending balance (in shares) | shares	4,039,836	2,967,116
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 19.62	$ 14.55
Granted during the year (in USD per share) | $ / shares	33.97	26.88
Vested during the year (in USD per share) | $ / shares	33.97	14.55
Forfeited during the year (in USD per share) | $ / shares	20.05	17.07
Outstanding, ending balance (in USD per share) | $ / shares	$ 23.93	$ 21.38